Trade and other payables (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Trade and other payables
Trade payables	$ 190,981	$ 197,795
Advances from sales, leases and services	83,307	85,993
Accrued invoices	21,815	18,014
Deferred incomes	565	659
Admission fees	45,336	41,001
Deposits in guarantee	643	801
Total trade payables	342,647	344,263
Dividends payable to non-controlling shareholders	5,382	9,162
Taxes payable	24,796	21,789
Director's fees	7,160	7,783
Management fees	8,947	13,132
Others	18,962	23,011
Total other payables	65,247	74,877
Trade and other payables	407,894	419,140
Non-current	77,376	70,525
Trade and other payables	330,518	348,615	$ 393,501
Total	$ 407,894	$ 419,140